Segmented Information	12 Months Ended
Mar. 31, 2026
Operating segments [Abstract]
Segmented Information	Segmented Information

Accounting Policy

Operating segments are components of the Company that engage in business activities which generate revenues and incur expenses (including intercompany revenues and expenses related to transactions conducted with other components of the Company). The operations of an operating segment are distinct and the operating results are regularly reviewed by the chief operating decision makers (“CODMs”) for the purposes of resource allocation decisions and assessing its performance. Reportable segments are Operating segments whose revenues or profit/loss or total assets exceed ten percent or more of those of the combined entity.

The Company defines an operating segment on the same basis that it uses to evaluate performance internally and to allocate resources by the CODMs.

As at March 31, 2026, the Company has one reportable operating segment, Cannabis. During the year ended March 31, 2025, the Company had two reportable segments: (i) Cannabis and (ii) Plant Propagation. Plant Propagation is no longer an operating segment or a CGU with the disposal of Bevo (Note 6). The Cannabis operating segment comprises the Canadian, Europe, Australian and New Zealand CGUs.

The Company’s core business is vertically integrated, comprised of cultivation, manufacturing, packaging and distribution of cannabis products, in addition to ancillary support services such as research and development and patient counselling. The Company’s sales channels are defined as Canadian medical (Canadian, European, Australia, New Zealand and rest of world), Canadian consumer and wholesale (bulk). The cultivation and manufacturing facilities that support the revenue channels are interchangeable. As a result, disaggregated financial information reviewed by the CODMs is limited to revenue and cost of sales. Therefore, the Company has determined that there is one reportable operating segment. There is no aggregation of operating segments.

Key measures used by the CODMs to assess performance and make resource allocation decisions include net revenue and gross profit based on standard costing for each revenue channel.

The following tables summarize the Company’s net revenue and non-current assets by geographic location:

Year ended March 31, 2026	Total net revenue
$
Canada	144,069
Australia	39,035
New Zealand	5,649
Europe	131,840
Total net revenue	320,593

Year ended March 31, 2025	Total net revenue
$
Canada	151,901
Australia	51,190
New Zealand	2,471
Europe	83,349
Total net revenue	288,911

During the years ended March 31, 2026 and March 31, 2025, no customer contributed 10 per cent or more to the Company’s net revenue.

	Canada	EU	Australia	Total
	$	$	$	$
Non-current assets other than financial instruments
March 31, 2026	121,500	36,412	27,486	185,398
March 31, 2025	294,204	29,751	40,908	364,863

The New Zealand CGU has no non-current assets.